Segment Information (Information by Major Geographic Area) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net sales:
Net sales	¥ 3,160,243	¥ 3,593,299	¥ 3,951,937
Long-lived assets:
Long-lived assets	1,463,538	1,552,010	1,482,013
Japan
Long-lived assets:
Long-lived assets	1,011,109	1,053,074	1,046,065
Americas
Long-lived assets:
Long-lived assets	133,648	148,669	129,989
Europe
Long-lived assets:
Long-lived assets	175,516	191,050	169,357
Asia and Oceania
Long-lived assets:
Long-lived assets	143,265	159,217	136,602
Japan
Net sales:
Net sales	806,305	872,534	869,577
America
Net sales:
Net sales	852,451	1,029,078	1,076,402
Europe
Net sales:
Net sales	795,616	882,480	1,015,428
Asia and Oceania
Net sales:
Net sales	¥ 705,871	¥ 809,207	¥ 990,530